RESTRICTED CASH AND SHORT-TERM DEPOSITS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Nov. 30, 2015
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 408,563,000	$ 415,860,000
Less: Amounts included in current restricted cash and short-term deposits	228,202,000	183,525,000
Long-term restricted cash	180,361,000	232,335,000
Minimum consolidated cash balances		50,000,000
Equity Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	92,752,000	70,016,000
Share Repurchase Forward Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash		$ 70,000,000
Collateral required under share repurchase agreement, percentage of total purchase price		20.00%
Variable Interest Entity, Primary Beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	35,450,000	$ 69,853,000
Projects
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	0	43,656,000
Office Lease
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	361,000	388,000
Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Letter of credit available to project partner			$ 400,000,000
Hilli | Bank Guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	280,000,000	231,947,000	$ 305,000,000
Decrease in Restricted Cash	$ 25,000,000	$ 48,000,000
Term of requirements		1 year
Cash collateral requirements after one year of full production		$ 112,500,000
Cash collateral requirements after second year of full production		$ 45,000,000